Segment Reporting - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 4,429,603	$ 7,435,566	$ 25,596,972	$ 26,928,439	$ 18,340,249
Total non-current assets	54,722,372		50,199,007	62,123,576
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	4,429,603	7,435,566	25,596,972	26,928,439	18,340,249
Total non-current assets			50,199,007	62,123,576
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	2,038,976	4,411,599	10,733,922	13,832,691	10,889,542
Total non-current assets			30,812,581	37,966,772
United States [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue			6,564,271	5,691,202	$ 7,450,707
Total non-current assets			9,014,016	12,424,844
JAPAN | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue			5,849,967	6,446,939
AUSTRALIA | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue			993,933	152,301
Total non-current assets			10,372,410	11,731,960
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 192,684	$ 55,625	$ 1,454,879	$ 805,306